Preferred Stock (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 05, 2023	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Jan. 13, 2025	Jun. 05, 2023	Jan. 20, 2023	Dec. 29, 2021	Dec. 20, 2021	Jun. 15, 2021	Jun. 14, 2021	Apr. 16, 2018
Preferred Stock [Line Items]
Deemed dividend (in Dollars)					$ 5,852,000
Common stock, par value		$ 0.00001	$ 0.00001	$ 0.00001
Series A Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, liquidation preference per share	$ 1
Issued of preferred share (in Shares)	300,000
Series B Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares authorized (in Shares)													4
Preferred stock, liquidation preference per share			$ 875,000
Voting power percentage			51.00%
Series D Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares authorized (in Shares)		1,590	1,590	1,590								6.36
Preferred stock, stated value per share		$ 10,000	$ 10,000	$ 10,000
Preferred stock, liquidation preference per share			$ 2,500,000					$ 10,000
Shares outstanding percentage			51.00%
Carrying value of preferred stock (in Dollars)		$ 7,745,643	$ 7,745,643	$ 7,745,643
Issued of preferred share (in Shares)		943	943	943
Series E Before Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares authorized (in Shares)		650	650	650						2.6
Preferred stock, stated value per share		$ 10,000	$ 10,000	$ 10,000						$ 10,000
Preferred stock, liquidation preference per share		$ 875,000					$ 10,000
Shares outstanding percentage			51.00%
Carrying value of preferred stock (in Dollars)		$ 4,869,434	$ 4,869,434	$ 4,869,434
Issued of preferred share (in Shares)		311	311	311
Series F Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares authorized (in Shares)		120	120
Preferred stock, stated value per share		$ 1,000	$ 1,000
Carrying value of preferred stock (in Dollars)		$ 331,439
Issued of preferred share (in Shares)		90	0
Series F Preferred Stock [Member] | Helena [Member]
Preferred Stock [Line Items]
Convertible shares (in Shares)		90,453
Preferred Stock [Member]
Preferred Stock [Line Items]
Common stock closing price											$ 57.69
Preferred Stock [Member] | Series A Preferred Stock [Member]
Preferred Stock [Line Items]
Convertible shares (in Shares)	300,000
Preferred Stock [Member] | Series B Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares authorized (in Shares)													4
Preferred stock, stated value per share													$ 875,000
Preferred stock, liquidation preference per share		$ 875,000
Voting power percentage		51.00%
Preferred Stock [Member] | Series D Preferred Stock [Member]
Preferred Stock [Line Items]
Convertible shares (in Shares)
Preferred stock, shares authorized (in Shares)												6.36
Preferred stock, stated value per share		$ 2,500,000	$ 2,500,000									$ 2,500,000
Preferred stock, liquidation preference per share		$ 2,500,000
Shares outstanding percentage		51.00%
Carrying value of preferred stock (in Dollars)		$ 7,745,643
Preferred Stock [Member] | Series E Before Preferred Stock [Member]
Preferred Stock [Line Items]
Convertible shares (in Shares)
Preferred stock, shares authorized (in Shares)										2.6
Preferred stock, stated value per share		$ 875,000	875,000							$ 10,000
Preferred stock, liquidation preference per share			875,000
Shares outstanding percentage		51.00%
Carrying value of preferred stock (in Dollars)		$ 4,869,434
Preferred Stock [Member] | Series F Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares authorized (in Shares)						120
Preferred stock, stated value per share						$ 10,000
Issued of preferred share (in Shares)		90
Fair value of series F preferred stock (in Dollars)		$ 331,439
Common Stock [Member]
Preferred Stock [Line Items]
Convertible shares (in Shares)				15,000
Common stock, par value		$ 0.00001	$ 0.00001
Common stock closing price									$ 0.23075		$ 56.25
Common Stock [Member] | Series F Preferred Stock [Member] | Helena [Member]
Preferred Stock [Line Items]
Convertible shares (in Shares)		90,453